Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Charter revenues	$ 10,403	$ 10,403	$ 10,403
Total operating revenues	10,403	10,403	10,403
Operating expenses
Administrative expenses	67	56	57
Depreciation	2,866	2,866	3,041
Total operating expenses	2,933	2,922	3,098
Net operating income	7,470	7,481	7,305
Other income (expenses)
Interest income	284	1,316	1,100
Interest expense	(4,149)	(4,437)	(4,706)
Gain on termination of funding agreement	4,523	0	0
Other financial items	(98)	(374)	0
Amortization of deferred charges	(40)	(39)	(39)
Net other income (expenses)	520	(3,534)	(3,645)
Net income	7,990	3,947	3,660
Retained earnings at the start of year	18,010	14,063	10,403
Retained earnings at the end of year	$ 26,000	$ 18,010	$ 14,063